Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments
Revenue	€ 256,127	€ 232,023	€ 205,450
Materialise Software
Operating segments
Revenue	44,442	43,688	42,902
Segment adjusted EBITDA	€ 7,450	€ 1,514	€ 15,705
Segment adjusted EBITDA %	0.168%	0.035%	0.366%
Materialise Medical
Operating segments
Revenue	€ 101,376	€ 84,846	€ 73,368
Segment adjusted EBITDA	€ 26,544	€ 18,822	€ 20,669
Segment adjusted EBITDA %	0.262%	0.222%	0.282%
Materialise Manufacturing
Operating segments
Revenue	€ 110,310	€ 103,489	€ 89,180
Segment adjusted EBITDA	€ 7,537	€ 8,229	€ 6,275
Segment adjusted EBITDA %	0.068%	0.08%	0.07%
Total segments
Operating segments
Revenue	€ 256,127	€ 232,023	€ 205,450
Segment adjusted EBITDA	€ 41,530	€ 28,565	€ 42,649
Segment adjusted EBITDA %	0.162%	0.123%	0.208%
Unallocated
Operating segments
Revenue	€ 0	€ 0
Segment adjusted EBITDA	(10,133)	(9,551)	€ (10,159)
Consolidated Segments
Operating segments
Revenue	256,127	232,023	205,450
Segment adjusted EBITDA	€ 31,397	€ 19,014	€ 32,490
Segment adjusted EBITDA %	0.123%	0.082%	0.158%